GODFREY & KAHN, S.C.
ATTORNEYS AT LAW
780 North Water Street
Milwaukee, Wisconsin 53202-3580
Telephone: (414) 273-3500 Fax: (414) 273-5198

February 28, 2002

VIA EDGAR

Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C. 20549

      RE:      Grand Prix Funds, Inc. (the "Fund") (Registration Nos. 333-39133; 811-8461)

Ladies and Gentlemen:

      In lieu of filing the form of Prospectus and the form of Statement of Additional Information which will be used by the Fund after the effective date of Post-Effective Amendment No. 10 to the Fund's Registration Statement on Form N-1A as required by Rule 497(c) under the Securities Act, in accordance with Rule 497(j) under such Act, we hereby provide you with notice that (i) the form of Prospectus and the form of Statement of Additional Information that would have been filed under Rule 497(c) for the Fund would not have differed from the Prospectus and Statement of Additional Information contained in the Fund's Post-Effective Amendment No. 10, and (ii) the text of the Fund's Post-Effective Amendment No. 10 was filed electronically on February 22, 2002 (with an effective date of February 28, 2002).

      Please do not hesitate to contact me if you have any questions regarding this letter.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Michelle M. Nelson

Michelle M. Nelson

Cc:	Robert Zuccaro
Michael Peck
Carol A. Gehl
Pamela M. Krill